SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 12.  SEGMENT INFORMATION

Our operations are organized into two segments: Operations Consulting and Products and Cultivation. All revenue originates, and all assets are located in the United States. Segment information is presented in accordance with ASC 280, "Segments Reporting." This standard is based on a management approach that requires segmentation based upon the Company’s internal organization and disclosure of revenue and certain expenses based upon internal accounting methods. The Company’s financial reporting systems present various data for management to run the business, including internal profit and loss statements prepared on a basis not consistent with GAAP. The following information is presented net of discontinued operations.

Three months ended March 31

2021	Operations	Cultivation	Eliminations	Total
Revenues	$1,296,229	$649,333	$(312,044)	$1,633,518
Costs and expenses	(1,266,727)	(797,708)	279,866	(1,784,569)
Segment operating income (loss)	$29,502	$(148,375)	$(32,178)	(151,051)
Corporate expenses				(2,208,017)
Net loss from continuing operations				$(2,359,068)

2020	Operations	Cultivation	Total
Revenues	$1,647,459	$—	$1,647,459
Costs and expenses	(1,616,487)	—	(1,616,487)
Segment operating income	$30,972	$—	30,972
Corporate expenses			(1,892,293)
Net loss from continuing operations			$(1,861,321)

	March 31,	December 31,
Total assets	2021	2020
Operations	$462,526	$750,156
Cultivation	6,452,010	6,208,223
Corporate	1,209,283	1,567,021
Total assets - segments	8,123,819	8,525,400
Intercompany eliminations	(32,178)	(12,183)
Total assets - consolidated	$8,091,641	$8,513,217

NOTE 20.  SEGMENT INFORMATION

Our operations are organized into three segments: Operations; Cultivation; and Investments. All revenue originates, and all assets are located in the United States. Segment information is presented in accordance with ASC 280, Segments Reporting. This standard is based on a management approach that requires segmentation based upon the Company’s internal organization and disclosure of revenue and certain expenses based upon internal accounting methods. The Company’s financial reporting systems present various data for management to run the business, including internal profit and loss statements prepared on a basis not consistent with GAAP. The following information is presented net of discontinued operations. For more information see Note 3.

Year ended December 31

2020	Operations	Cultivation	Investments	Eliminations	Total
Revenues	$5,195,000	$2,279,867	$103,837	$(458,664)	$7,120,040
Costs and expenses	(5,312,427)	(1,865,399)	(125,000)	446,480	(6,856,346)
Segment operating (loss) income	$(117,427)	$414,468	$(21,163)	$(12,184)	263,694
Corporate expenses					(7,882,516)
Net loss from continuing operations					$(7,618,822)

2019	Operations	Cultivation	Investments	Total
Revenues	$3,570,909	$—	$95,437	$3,666,346
Costs and expenses	(3,372,174)	—	(71,723)	(3,443,897)
Segment operating income	$198,735	$—	$23,714	222,449
Corporate expenses				(14,030,707)
Net loss from continuing operations				$(13,808,258)

	December 31,
Total assets	2020	2019
Operations	$750,156	$441,841
Cultivation	6,208,223	—
Investments	378,962	402,988
Corporate	1,188,059	2,135,395
Total assets - segments	8,525,400	2,980,224
Intercompany eliminations	(12,183)	—
Total assets - consolidated	$8,513,217	$2,980,224